UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock MuniHoldings Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments


BlackRock MuniHoldings Fund II, Inc.


Schedule of Investments as of October 31, 2007 (Unaudited)                                                         (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 2.2%       $   3,450   Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5%
                                 due 1/01/2024                                                                        $     3,562

Arizona - 8.1%           1,000   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                             1,088
                         1,365   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.50% due 7/01/2012                                                  1,362
                         2,060   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           2,065
                           980   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series C, 6.75% due 7/01/2031                                                              1,019
                         1,000   Pinal County, Arizona, COP, 5% due 12/01/2029                                              1,002
                         2,535   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due
                                 12/01/2032                                                                                 2,447
                         3,550   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due
                                 12/01/2037                                                                                 3,396
                           980   Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
                                 due 1/01/2015                                                                                992

Arkansas - 0.6%          1,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                 Series B, 5% due 11/01/2022 (g)                                                            1,052

California - 19.2%       2,000   Benicia, California, Unified School District, GO, Refunding, Series A, 5.615%
                                 due 8/01/2020 (d)(o)                                                                       1,147
                         2,000   California Health Facilities Financing Authority Revenue Bonds (Sutter Health),
                                 Series A, 5.25% due 11/15/2046                                                             2,037
                         2,900   California State, GO, Refunding, 5% due 6/01/2032                                          2,946
                         5,200   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.25% due 6/01/2028                                                              5,367
                         1,000   East Side Union High School District, California, Santa Clara County, GO
                                 (Election of 2002), Series D, 5% due 8/01/2020 (i)                                         1,059
                           870   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (j)                                        1,055
                         1,750   Poway, California, Unified School District, Special Tax (Community Facilities
                                 District Number 6 Area), Series A, 6.125% due 9/01/2033                                    1,794
                         1,820   San Marino, California, Unified School District, GO, Series A, 5.50% due
                                 7/01/2017 (g)(o)                                                                           1,221


Portfolio Abbreviations


To simplify the listings of BlackRock MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
VRDN       Variable Rate Demand Notes



BlackRock MuniHoldings Fund II, Inc.


Schedule of Investments as of October 31, 2007 (concluded)                                                         (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                         Value
California           $   1,945   San Marino, California, Unified School District, GO, Series A, 5.55% due
(concluded)                      7/01/2018 (g)(o)                                                                     $     1,240
                         2,070   San Marino, California, Unified School District, GO, Series A, 5.60% due
                                 7/01/2019 (g)(o)                                                                           1,256
                         5,525   Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                 5.50% due 7/01/2035 (e)                                                                    5,992
                         4,925   Tracy, California, Area Public Facilities Financing Agency, Special Tax
                                 Refunding Bonds (Community Facilities District Number 87-1), Series H, 5.875%
                                 due 10/01/2019 (g)                                                                         5,258
                         1,250   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (e)                1,276

Colorado - 1.5%          1,575   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                              1,660
                           860   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 8.125% due 12/01/2025                                             847

Florida - 9.0%           1,620   Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, 6% due 5/01/2035                                                                    1,737
                         2,100   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                           2,119
                         2,310   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer
                                 Center Project), Series A, 5.25% due 7/01/2037                                             2,329
                         1,765   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                 5.24% due 10/01/2037 (g)(o)                                                                  378
                         2,450   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                       2,402
                         2,400   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), 6% due 12/01/2012 (j)                                       2,663
                         1,515   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                 Bonds (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                   1,537
                           525   Palm Coast Park Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 5.70% due 5/01/2037                                                                   474
                         1,255   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                 Improvement Bonds, Series A, 5.90% due 5/01/2034                                           1,229

Georgia - 5.5%           1,250   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2011 (j)                                                                             1,465
                         1,000   Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station Project), 5%
                                 due 12/01/2023 (c)                                                                         1,046
                         2,000   Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station Project), 4.75%
                                 due 12/01/2024 (c)                                                                         2,037
                         1,535   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                 Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25% due
                                 1/01/2035 (p)                                                                              1,172
                         1,945   Fulton County, Georgia, Development Authority, PCR, Refunding (General Motors
                                 Corporation), VRDN, 6.50% due 4/01/2010 (m)                                                1,945
                         1,250   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                 College and State University Foundation), 5.50% due 9/01/2014 (j)                          1,398

Idaho - 1.3%             2,000   Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                                 Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                          2,081

Illinois - 2.2%          1,000   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032        1,050
                         2,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.25% due
                                 8/01/2022                                                                                  2,028
                           500   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2025                                                                   509

Louisiana - 2.3%         2,500   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                                 of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                            2,535
                         1,275   New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                                 Louisiana Project), 5.30% due 6/01/2026 (g)                                                1,322

Maine - 2.1%             3,425   Maine State Housing Authority, Mortgage Purchase Revenue Refunding Bonds, Series B,
                                 5.30% due 11/15/2023                                                                       3,513

Maryland - 0.6%          1,050   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   1,053

Massachusetts - 4.6%       600   Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                                 Home), Series A, 5.75% due 6/20/2022 (f)                                                     660
                         1,500   Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                                 Home), Series A, 6% due 6/20/2044 (f)                                                      1,634
                         2,100   Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048       2,102
                         3,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (e)                                                             3,113

Michigan - 0.7%          1,100   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 6% due 7/01/2020 (a)                                            1,160

Minnesota - 7.1%         1,680   Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                                 funding Bonds (Common Bond), Series G-3, 5.35% due 12/01/2011 (j)                          1,795
                         4,220   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5.25% due 10/01/2021       4,449
                         2,870   Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due
                                 01/2019 (e)                                                                                2,993
                         2,390   Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due
                                 01/2020 (e)                                                                                2,493

Mississippi - 1.5%       2,000   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 sources Inc. Project), 5.875% due 4/01/2022                                                2,023
                           500   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 sources Inc. Project), 5.90% due 5/01/2022                                                   506

Missouri - 1.9%            950   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 uffs), 7% due 10/01/2011 (j)                                                               1,077
                         1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                 encer Place), Series A, 6.50% due 1/01/2035                                                1,029
                         1,000   Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding
                                 nds (Branson), Series A, 5.50% due 12/01/2032                                              1,007

Nebraska - 0.5%            860   Scotts Bluff County, Nebraska, Hospital Authority Number 1, Hospital Revenue Refunding
                                 Bonds (Regional West Medical Center Project), VRDN, 5.50% due 12/01/2028 (h)(m)              860

New Jersey - 11.5%       4,050   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           4,242
                         1,890   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                           1,947
                         1,000   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2011 (j)                                              1,142
                         2,000   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.), Series A,
                                 8.125% due 11/15/2010 (j)                                                                  2,282
                         2,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  2,064
                         2,375   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                 Hospital), 6% due 7/01/2012 (j)                                                            2,611
                         2,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (e)                                                                              2,593
                         1,725   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2013 (j)                                                                       2,016

New Mexico - 2.2%        3,675   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series A, 5.80% due 4/01/2022                                               3,697

New York - 9.7%            900   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                 Francis Hospital), Series A, 7.50% due 3/01/2029                                             976
                           415   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80% due
                                 6/01/2028                                                                                    445
                           525   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8% due 11/01/2012                                               560
                           525   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                           564
                         3,855   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2020 (g)                                                            4,092
                         2,725   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (g)                                               2,897
                         1,100   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2015                                                                        1,145
                         2,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2018                                                                        2,558
                         1,100   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                        1,172
                         1,575   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                 Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                            1,638

North Carolina - 1.3%    2,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
                                 6.75% due 1/01/2026                                                                        2,118

Ohio - 0.1%                200   Trumbull County, Ohio, Health Care Facilities Revenue Bonds (Shepherd of the Valley),
                                 VRDN, 5.10% due 10/01/2031 (h)(m)                                                            200

Oklahoma - 0.6%          1,000   Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John
                                 Health System), 5% due 2/15/2042                                                           1,000

Pennsylvania - 4.0%      2,750   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                       2,812
                           540   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                 12/01/2017                                                                                   541
                         2,630   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2011 (j)                                    3,152

Rhode Island - 1.5%      2,190   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                 Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (j)                         2,468

South Carolina - 2.8%    2,080   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, Series A, 6.375% due 8/15/2012 (j)                                        2,332
                         2,000   South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center), 7.75% due
                                 11/15/2010 (j)                                                                             2,279

South Dakota - 0.8%      1,350   South Dakota State Health and Educational Facilities Authority Revenue Bonds
                                 (Sanford Health), 5% due 11/01/2040                                                        1,352

Tennessee - 5.3%         2,200   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                 Series B, 7.375% due 8/01/2017                                                             2,234
                         3,450   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                    3,900
                         2,500   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2031        2,530

Texas - 7.6%             2,665   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2011 (j)                                                    2,918
                         2,500   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                 Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                 due 5/15/2033                                                                              2,666
                         1,300   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                 Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2014 (j)     1,551
                         2,965   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          3,059
                         1,130   SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                 Bonds, 5.50% due 8/01/2023                                                                 1,177
                         1,035   SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                 Bonds, 5.50% due 8/01/2024                                                                 1,076

Vermont - 0.6%           1,000   Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
                                 (Developmental and Mental Health), Series A, 6.50% due 6/15/2032                           1,055

Virginia - 11.1%           575   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                 Company), Series B, 5.875% due 6/01/2017                                                     612
                           425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                 Series A, 5.875% due 6/01/2017                                                               451
                         5,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2011 (b)                                                          5,361
                        18,400   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior Series B,
                                 7.35% due 8/15/2008 (j)(o)                                                                 5,078
                         2,185   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.625% due 6/01/2015 (j)                                                                   2,447
                         1,095   Virginia State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 5.625% due 8/01/2011     1,136
                         3,200   Virginia State, HDA, Revenue Bonds, AMT, Series D, 6% due 4/01/2024                        3,286

Washington - 0.6%          985   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                 6.125% due 12/01/2032                                                                        996

Wisconsin - 0.9%         1,360   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (SynergyHealth Inc.), 6% due 11/15/2032                                                    1,411

Puerto Rico - 3.4%       1,945   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series N, 5.25% due 7/01/2036 (c)                                 2,138
                         1,550   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             1,557
                        13,940   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                 Series A, 5.06% due 8/01/2047 (b)(o)                                                       1,901

U.S. Virgin              2,680   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.7%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   2,845

                                 Total Municipal Bonds (Cost - $213,300) - 136.6%                                         225,343



                                 Municipal Bonds Held in Trust (n)
California - 5.7%        5,130   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                                 Electric), AMT, Series A, 5.35% due 12/01/2016 (g)                                         5,391
                         3,780   San Jose, California, Airport Revenue Refunding Bonds, Series A, 5.50% due
                                 3/01/2032 (b)                                                                              4,000

Maryland - 4.9%          7,765   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (i)                                                                          8,139

Michigan - 3.1%          5,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (i)          5,179

New York - 2.1%          3,205   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2027 (b)                                                         3,399

South Carolina - 5.2%    8,400   South Carolina State Ports Authority, Ports Revenue Bonds, AMT, 5.30% due 7/01/2026 (e)    8,538

Texas - 5.5%             8,730   Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A, 5.25%
                                 due 8/15/2035 (e)                                                                          9,145

                                 Total Municipal Bonds Held in Trust (Cost - $44,155) - 26.5%                              43,791



                        Shares
                          Held   Short-Term Securities
                            12   Merrill Lynch Institutional Tax-Exempt Fund, 3.32% (k)(l)                                     12

                                 Total Short-Term Securities (Cost - $12) - 0.0%                                               12

                                 Total Investments (Cost - $257,467*) - 163.1%                                            269,146
                                 Other Assets Less Liabilities - 2.5%                                                       4,107
                                 Liability for Trust Certificates, Including Interest Expense Payable - (12.8%)          (21,184)
                                 Preferred Stock, at Redemption Value - (52.8%)                                          (87,046)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   165,023
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $        236,632
                                                   ================
    Gross unrealized appreciation                  $         13,016
    Gross unrealized depreciation                           (1,504)
                                                   ----------------
    Net unrealized appreciation                    $         11,512
                                                   ================

(a) ACA Insured.

(b) AMBAC Insured.

(c) Assured Guaranty Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) GNMA Collateralized.

(g) MBIA Insured.

(h) Radian Insured.

(i) XL Capital Insured.

(j) Prerefunded.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund        -              -*

      * Amount is less than $1,000.


(l) Represents the current yield as of October 31, 2007.

(m) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(o) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(p) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.


Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Fund II, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock MuniHoldings Fund II, Inc.


Date: December 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock MuniHoldings Fund II, Inc.


Date: December 19, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock MuniHoldings Fund II, Inc.


Date: December 19, 2007